Stockholders Equity Note	12 Months Ended
Mar. 31, 2017
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure Text Block

7. Stockholders’ Equity

Preferred Stock — The Company has authorized three classes of preferred stock consisting of 200,000 shares of Six Percent (6%) Voting Cumulative Preferred Stock, par value $0.25 (“6% Preferred”); 30,000 shares of Preferred Stock Without Par Value to be issued in series by the Board of Directors, none of which are currently designated or outstanding; and 8,200,000 shares of Preferred Stock with $.025 par value, Class A, to be issued in series by the Board of Directors (“Class A Preferred”). The Board of Directors has designated four series of Class A Preferred including 10% Cumulative Convertible Voting Preferred Stock—Series A (“Series A Preferred”); 10% Cumulative Convertible Voting Preferred Stock—Series B (“Series B Preferred”); Convertible Participating Preferred Stock; and Convertible Participating Preferred Stock, Series 2003.

The Convertible Participating Preferred Stock and Convertible Participating Preferred Stock, Series 2003 are convertible at the holders’ option on a one-for-one basis into shares of Class A Common Stock, subject to antidilution adjustments. These series of preferred stock have the right to receive dividends and distributions at a rate equal to the amount of any dividends and distributions declared or made on the Class A Common Stock. No dividends were declared or paid on this preferred stock in fiscal 2017, 2016 or 2015. In addition, these series of preferred stock have certain distribution rights upon liquidation. Upon conversion, shares of these series of preferred stock become authorized but unissued shares of Class A Preferred and may be reissued as part of another series of Class A Preferred. As of March 31, 2017, the Company has an aggregate of 6,710,249 shares of non-designated Class A Preferred authorized for issuance.

The Convertible Participating Preferred Stock has a liquidation preference of $12 per share and a stated value of $11.931 per share. There were 89,251 shares outstanding as of March 31, 2017 after conversions of 1,575 shares into Class A Common Stock during the year. The Convertible Participating Preferred Stock, Series 2003 was issued as partial consideration of the purchase price in the Chiquita Processed Foods acquisition. The 967,742 shares issued in that 2003 acquisition were valued at $16.60 per share which represented the then market value of the Class A Common Stock into which the preferred shares were immediately convertible. This series has a liquidation preference of $15.50 per share and has 500 shares outstanding as of March 31, 2017.

There are 407,240 shares of Series A Preferred outstanding as of March 31, 2017 which are convertible into one share of Class A Common Stock and one share of Class B Common stock for every 20 shares of Series A Preferred. There are 400,000 shares of Series B Preferred outstanding as of March 31, 2017 which are convertible into one share of Class A Common Stock and one share of Class B Common Stock for every 30 shares of Series B preferred. There are 200,000 shares of 6% Preferred outstanding as of March 31, 2017 which are callable at their par value at any time at the option of the Company. The Company paid dividends of $20,000 on the Series A and Series B Preferred and $3,000 on the 6% Preferred during each of fiscal 2017, 2016 and 2015.

Common Stock — The Class A Common Stock and the Class B Common Stock have substantially identical rights with respect to any dividends or distributions of cash or property declared on shares of common stock, and rank equally as to the right to receive proceeds on liquidation or dissolution of the Company after payment of the Company’s indebtedness and liquidation right to the holders of preferred shares. However, holders of Class B Common Stock retain a full vote per share, whereas the holders of Class A Common Stock have voting rights of 1/20th of one vote per share on all matters as to which shareholders of the Company are entitled to vote. During 2017, there were no shares of Class B Common Stock issued in lieu of cash compensation under the Company's Profit Sharing Bonus Plan.

Unissued shares of common stock reserved for conversion privileges of designated non-participating preferred stock were 33,695 of both Class A and Class B as of March 31, 2017 and 2016. Additionally, there were 89,751 and 91,326 shares of Class A reserved for conversion of the Participating Preferred Stock as of March 31, 2017 and 2016, respectively.

Treasury Stock — During 2017, the Company repurchased $2.4 million, or 73,400 shares of its Class A Common Stock and $0.4 million, or 9,042 shares of its Class B Common Stock. As of March 31, 2017, there is a total of $66.5 million, or 2,300,146 shares, of repurchased stock. These shares are not considered outstanding. The Company contributed $2.0 million or 63,846 treasury shares for the 401(k) match in 2017 as described in Note 8, Retirement Plans.